Subsequent events (Details) - Business Combination after Reporting Period - Subsequent Event [Member] R$ in Thousands	Mar. 30, 2020 BRL (R$)	Feb. 03, 2020 BRL (R$) customer	Jan. 30, 2020 BRL (R$) customer
Business combination disclosure
Favorable opinion on the dividend distribution proposal	R$ 20,000
PinPag
Business combination disclosure
Amount paid			R$ 135,000,000
Number of clients | customer			17,000,000
PinPag | Maximum
Business combination disclosure
Contingent consideration			R$ 65,000,000
Neemo
Business combination disclosure
Amount paid		R$ 17,600,000
Number of clients | customer		2,000
Neemo | Maximum
Business combination disclosure
Contingent consideration		R$ 4,800,000